Nationwide Growth Fund
FUND SUMMARY: NATIONWIDE GROWTH FUND
Objective
The Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 61 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 115 of the Statement of Additional Information.
Shareholder Fees (paid directly from your investment)
Shareholder Fees - Nationwide Growth Fund	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Growth Fund		Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.34%	0.38%	0.52%	0.27%	0.48%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.20%	1.99%	1.63%	0.88%	1.09%
Fee Waiver/Expense Reimbursement	[1]	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.98%	1.77%	1.41%	0.66%	0.87%
[1]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.65% until at least February 28, 2018. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement. More information about administrative services fees can be found in “Investing with Nationwide Funds” on page 65 of this Prospectus.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nationwide Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A shares	669	914	1,177	1,928
Class C shares	280	603	1,052	2,299
Class R shares	144	493	866	1,914
Class R6 shares	67	259	466	1,064
Institutional Service Class shares	89	325	580	1,309

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Nationwide Growth Fund | Class C shares | USD ($)	180	603	1,052	2,299

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.36% of the average value of its portfolio.
Principal Investment Strategies
The Fund is designed to provide investors with exposure to stocks of larger companies while also, during periods of high equity market volatility or stock price declines, providing a hedging strategy that seeks to reduce the extent of investment losses to the Fund.

Under normal equity market circumstances, the Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings the subadviser expects to grow consistently faster than those of other companies. The subadviser uses a quantitative process (mathematical and statistical methods) that applies various factors both to evaluate current market conditions and to identify possible investment opportunities. This process is based on the subadviser’s belief that stocks evidencing specific factors or combinations of factors outperform other stocks during specific market environments and underperform in others. Because the market environment changes continuously, different factors, or combinations of factors, are in favor or out of favor at different times.

In managing the Fund, the subadviser first assesses those factors, or combinations of factors, that it believes to be in favor in the market at any given time. It then applies factor analysis to industry groups, and then to individual stocks within such industry groups, in selecting stocks and building the portfolio. The subadviser then applies fundamental analysis (i.e., qualitative research) to refine the results of its quantitative models with the goal of constructing an overall portfolio that emphasizes those stocks that it believes will be more likely to succeed under prevailing market conditions.

The Fund generally will sell a stock when, under the subadviser’s model, its ranking declines. The Fund also may sell a stock when, in the subadviser’s opinion, the factors in favor under the prevailing market environment have changed, or when the subadviser believes other opportunities appear more attractive. The Fund may engage in active and frequent trading of portfolio securities.

When market volatility increases and the value of the Fund’s portfolio declines through predetermined thresholds, the subadviser uses stock index futures, which are derivatives, and/ or invests in exchange-traded funds (“ETFs”) in order to hedge against stock market risks and to decrease the Fund’s overall equity exposure. When volatility is high, the subadviser seeks to decrease the Fund’s equity exposure by taking short positions in futures, the value of which are derived from the performance of a stock index. This strategy will expose the Fund to leverage. ETFs in which the Fund may invest generally pursue index-based strategies, although these generally are designed to correlate inversely with the performance of an index. An inverse correlation strategy is similar to a short sale strategy in that it seeks to profit when the value of the index is declining, but will suffer losses when the value of the index rises. Some of these ETFs seek leveraged returns that involve multipliers. For example, when volatility is high, the subadviser may purchase shares of an ETF that seeks returns that correspond to two or more times the inverse of the performance of an index.

During most market environments, there likely will be no hedging activity, and the Fund’s investments in stocks will drive the Fund’s returns. Once volatility reaches a particular threshold, the subadviser will implement hedging gradually. As volatility increases, so does the extent of hedging activity. As market conditions improve, the opposite occurs, allowing the Fund to become fully invested in stocks again.

Although the reduction of equity exposure during periods of higher volatility is designed to decrease the risk of loss to your investment, it may prevent you from achieving higher investment returns. Further, the Fund’s use of leverage in its strategies may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Hedging strategy risk – the hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Fund is likely to experience some loss in value during periods of higher volatility and/or equity market declines. There also are additional risks associated with the hedging strategy. These risks include that: (1) the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses; (2) the hedging strategy may prevent you from achieving higher investment returns that may be available by investing in a comparable mutual fund without a similar hedging strategy, and its use of derivatives and ETFs will increase the Fund’s expenses; (3) the use of the hedging strategy could result in losses that are greater than if the Fund did not include the hedging strategy; and (4) if the hedging strategy does not successfully reduce the Fund’s investment risks, you may lose some or all of the value of your investment.

Leverage risk – leverage risk is a direct risk of investing in the Fund. Derivatives and investments in ETFs that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.

Short position risk – the Fund will incur a loss from a short position in a stock index futures contract or the purchase of an inverse ETF if the value of the stock index to which a futures contract or ETF relates increases after the Fund has entered into the short position or purchased the ETF. Short positions generally involve a form of leverage, which can exaggerate a fund’s losses. The Fund may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short position may be offset in whole or in part by the transaction costs associated with the short position.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

        Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Exchange-traded funds risks – when the Fund invests in an ETF, you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

        Inverse and Leveraged ETFs – ETFs that use inverse strategies generally use derivatives that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. This means that when the value of the index rises, the ETF suffers a loss, and vice versa. Leveraged ETFs seek to produce returns that correlate with the returns of a stated index times a specified number. For example, an inverse leveraged ETF may seek investment results of three times the opposite of the performance of an index. Often, the investment results these ETFs seek are for a single day only, and returns for periods longer than a single day will be affected by compounding, producing longer-term results that fail to correlate properly with the returns of the index. Inverse and leveraged ETFs therefore may be considered to be very risky and speculative.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.

Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class R6 Shares (Years Ended December 31,)

Highest Quarter: 17.35% – 1st qtr. of 2012 Lowest Quarter: -20.78% – 4th qtr. of 2008
After-tax returns are shown in the table for Class R6 shares (formerly, Institutional Class shares) only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for Institutional Service Class shares is November 30, 2011. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has not been adjusted to reflect a higher level of expenses than for Class R6 shares. Performance returns for Class R6 shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of August 1, 2012.
Average Annual Total Returns For the Periods Ended December 31, 2016:
Average Annual Total Returns - Nationwide Growth Fund	1 Year	5 Years	10 Years	Inception Date
Class A shares	(2.94%)	11.31%	7.00%
Class C shares	1.19%	11.80%	6.87%
Class R shares	3.17%	12.43%	7.37%
Class R6 shares	3.24%	11.97%	7.46%
Class R6 shares | After Taxes on Distributions	1.94%	9.55%	6.27%
Class R6 shares | After Taxes on Distributions and Sales of Shares	2.91%	9.03%	5.80%
Institutional Service Class shares	3.11%	12.76%	7.86%	Nov. 30, 2011
Russell 1000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	7.08%	14.50%	8.33%